Segment Reporting (Tables)	3 Months Ended
May 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information Provided to the Group CEO	The segment information provided to the Group CEO, for the reportable segments for the three months ended May 31, 2024 and May 31, 2023 are as follows:
Figures in Rand thousands	Cartrack	Karooooo Logistics	Total
May 31, 2024
Subscription revenue	959,603	4,165	963,768
Other revenue	19,372	–	19,372
Vehicle sales	2,099	–	2,099
Delivery service	–	96,586	96,586
Segment revenue	981,074	100,751	1,081,825

Segment operating profit	287,187	12,560	299,747

Depreciation and amortization	166,146	844	166,990
Capital expenditure	279,550	371	279,921

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
May 31, 2023
Subscription revenue	834,232	-	2,165	836,397
Other revenue	19,197	-	-	19,197
Vehicle sales	-	81,563	-	81,563
Delivery service	-	-	59,630	59,630
Segment revenue	853,429	81,563	61,795	996,787

Segment operating profit/(loss)	231,901	(12,056)	4,529	224,374

Depreciation and amortization	160,189	1,098	463	161,750
Capital expenditure	195,408	47	245	195,700

Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements	Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements
	For the Three Months Ended May 31,
Figures in Rand thousands	2024	2023
Total segment operating profits	299,747	224,374
Finance income	11,213	10,878
Finance cost	(5,634)	(2,174)
Consolidated profit before taxation	305,326	233,078

Schedule of Information about Geographical Areas	Information about geographical areas:
Non-current operating assets[1]	As of May 31, 2024	As of February 29, 2024
South Africa	1,825,015	1,714,719
Africa-Other	154,256	154,777
Europe	366,870	355,904
Asia-Pacific[2], Middle East & USA	484,438	498,361
	2,830,579	2,723,761
1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 174.5 million (February 29, 2024: ZAR 226.2 million).